Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 1,371,122	$ 1,106,349
Cost of Revenue	(252,699)	(268,408)
Gross profit	1,118,423	837,941
Selling and marketing expenses	(29,002)	(9,466)
General and administrative expenses	(1,086,313)	(1,094,261)
Operating profit/loss	3,108	(265,786)
Other income(expenses), net	2,732	(2,565)
Loss before income taxes	5,840	(268,351)
Income tax expenses (benefits)	(18,509)	(14,925)
Net loss	(12,669)	(283,276)
Foreign currency translation differences	(4,263)	(23,604)
Total comprehensive loss for the years	(16,932)	(306,880)
Owners of the Company	(37,214)	(281,452)
Non-controlling interest	$ 24,545	$ (1,824)
Basic loss per ordinary share	$ (0.00)	$ (0.00)
Diluted loss per ordinary share	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding - Basic	302,734,900	302,734,900
Weighted average number of shares outstanding - Diluted	302,734,900	302,734,900